OTHER COMPREHENSIVE INCOME (LOSS)	6 Months Ended
Jun. 30, 2020
Disclosure of analysis of other comprehensive income by item [abstract]
OTHER COMPREHENSIVE INCOME (LOSS)	OTHER COMPREHENSIVE INCOME (LOSS)
Other comprehensive income (loss) consists of the following:

	Three months ended Jun. 30,		Six months ended Jun. 30,
(US$ Millions)	2020	2019	2020	2019
Items that may be reclassified to net income:
Foreign currency translation
Net unrealized foreign currency translation (losses) gains in respect of foreign operations	$149	$(161)	$(1,024)	$—
Reclassification of realized foreign currency translation gains to net income on dispositions of foreign operations	—	—	—	26
Gains (losses) on hedges of net investments in foreign operations, net of income taxes for the three and six months ended Jun. 30, 2020 of nil and nil (2019 – $(1) million and nil)	(48)	86	771	49
Reclassification gains from hedges of net investment in foreign operation to net income on disposition of foreign operations	—	—	—	2
	101	(75)	(253)	77
Cash flow hedges
Gains (losses) on derivatives designated as cash flow hedges, net of income taxes for the three and six months ended Jun. 30, 2020 of $(5) million and $(6) million (2019 – $(2) million and $(5) million)	77	(8)	(77)	(40)
	77	(8)	(77)	(40)
Equity accounted investments
Share of unrealized foreign currency translation gains (losses) in respect of foreign operations	1	—	1	(1)
Reclassification gains from hedges of net investment in foreign operation to net income on disposition of foreign operations	—	—	—	1
(Losses) on derivatives designated as cash flow hedges	(10)	(49)	(79)	(51)
	(9)	(49)	(78)	(51)
Items that will not be reclassified to net income:
Unrealized (losses) on securities - FVTOCI, net of income taxes for the three and six months ended Jun. 30, 2020 of $8 million and $30 million (2019 – $(1) million and nil)	3	—	25	1
Share of revaluation surplus on equity accounted investments	(196)	—	(217)	—
Net remeasurement (losses) on defined benefit obligations	(1)	(1)	(1)	(1)
Revaluation surplus, net of income taxes for the three and six months ended Jun. 30, 2020 of $1 million and $(38) million (2019 – nil and nil)	(159)	—	(255)	—
	(353)	(1)	(448)	—
Total other comprehensive (loss) income	$(184)	$(133)	$(856)	$(14)